Summary of Business and Liquidity and Basis of Preparation (Details Narrative) - Novo Nordisk A/S [Member] $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Statement Line Items [Line Items]
Percentage of cost sharing	70.00%
Finance costs	$ 24,933